Condensed Consolidated Statements of Changes in Ordinary Shares Subject to Possible Redemption and Shareholders' Equity (Unaudited) (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Statement of Stockholders' Equity [Abstract]
Issuance costs	$ 2.2